Schedule of Weighted-Average Common Shares Outstanding (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Equity [Abstract]
Net income (loss)	$ 2,978	$ 16,717	$ 4,663	$ 7,059
Weighted average number of shares:
Issued common shares at beginning of period	271,338	242,596	268,993	211,381	211,381	195,436
Effect of common shares issued during period	15,638	146	10,066	22,597	27,050	8,780
Weighted average number of shares, basic	286,976	242,742	279,059	233,978	238,431	204,216
Assumed exercise of warrants		1,863		5,065
Assumed exercise of stock options		1,679	756	3,596
Assumed exercise of restricted shares	4,656		4,325
Weighted average number of shares, diluted	291,632	246,284	284,140	242,639	238,431	204,216
Net income (loss) per share, basic	$ 0.01	$ 0.07	$ 0.02	$ 0.03	$ (0.01)	$ (0.04)
Net income (loss) per share, diluted	$ 0.01	$ 0.07	$ 0.02	$ 0.03	$ (0.01)	$ (0.04)
Net loss	$ 2,978	$ 16,717	$ 4,666	$ 7,059	$ (3,516)	$ (8,510)